COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Overriding royalty interest	4.00%	4.00%
Randy L Robinson [Member]
Working interest	50.00%	50.00%
Petroglobe Energy Holdings, LLC and Signal Drilling, LLC [Member]
Litigation settlement amount	$ 100,000	$ 100,000